Fair Value Measurements (Details) - Schedule of fair value hierarchy of valuation inputs - CleanTech Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments held in Trust Account:
Money Market investments	$ 174,483,243	$ 174,230,428
Liabilities
Warrant liabilities – Public Warrants	2,760,000	5,175,000
Warrant liabilities – Private Placement Warrants	2,296,000	2,798,250
Level 1 [Member]
Investments held in Trust Account:
Money Market investments	174,483,243	174,230,428
Liabilities
Warrant liabilities – Public Warrants	2,760,000	5,175,000
Warrant liabilities – Private Placement Warrants
Level 2 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liabilities – Public Warrants
Warrant liabilities – Private Placement Warrants
Level 3 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liabilities – Public Warrants
Warrant liabilities – Private Placement Warrants	$ 2,296,000	$ 2,798,250